Aetna Variable Growth Portfolio
Portfolio of Investments - December 31, 1996
================================================================================

                                                          Number of      Market
                                                           Shares        Value
                                                          ---------    ---------
COMMON STOCKS (95.7%)

Aerospace and Defense (10.4%)
Boeing Co. .......................................          1,900       $202,112
General Motors - Class H .........................          2,800        157,500
United Technologies Corp. ........................          2,700        178,199
                                                                        --------
                                                                         537,811
                                                                        --------

Agriculture (2.9%)
Delta & Pine Land Co. ............................          4,700        150,400
                                                                        --------

Autos and Auto Equipment (2.7%)
Ford Motor Co. ...................................          4,300        137,063
                                                                        --------

Banks (3.1%)
Wells Fargo & Co. ................................            600        161,850
                                                                        --------

Chemicals (2.5%)
Monsanto Co. .....................................          3,300        128,288
                                                                        --------

Computer Software (8.2%)
Cadence Design Systems, Inc. + ...................          2,600        103,350
Cisco Systems, Inc. + ............................          1,900        120,888
Computer Associates International, Inc. ..........          1,600         79,600
National Data Corp. ..............................          2,800        121,800
                                                                        --------
                                                                         425,638
                                                                        --------

Computers and Office Equipment (3.2%)
HBO & Co. ........................................          2,800        166,249
                                                                        --------

Consumer Products (2.1%)
Gillette Co. .....................................          1,400        108,850
                                                                        --------

Diversified (1.9%)
Deere & Co. ......................................          2,400         97,500
                                                                        --------

Electrical and Electronics (4.8%)
Intel Corp. ......................................          1,100        144,031
Xilinx, Inc. + ...................................          2,800        103,075
                                                                        --------
                                                                         247,106
                                                                        --------

Electrical Equipment (3.2%)
Avnet, Inc. ......................................          2,800        163,100
                                                                        --------

Financial Services (14.8%)
Federal National Mortgage Association ............          3,300        122,925
Franklin Resources, Inc. .........................          2,200        150,425
Salomon, Inc. ....................................          3,300        155,513
SunAmerica, Inc. .................................          4,000        177,499
Travelers Group, Inc. ............................          3,500        158,813
                                                                        --------
                                                                         765,175
                                                                        --------

Foods and Beverages (6.7%)
Anheuser-Busch Co., Inc. .........................          2,300         92,000
Coca-Cola Co. ....................................          2,800        147,350
Interstate Bakeries Corp. ........................          2,200        108,075
                                                                        --------
                                                                         347,425
                                                                        --------

Hotels and Restaurants (4.0%)
Hilton Hotels Corp. ..............................          5,400        141,075
Quality Dining, Inc. + ...........................          3,800         67,925
                                                                        --------
                                                                         209,000
                                                                        --------



                                                         Number of      Market
                                                          Shares        Value
                                                         ---------    ----------
Machinery and Equipment (1.9%)
Caterpillar, Inc. ..............................           1,300      $   97,825
                                                                      ----------

Oil and Gas (9.3%)
Burlington Resources, Inc. .....................           1,900          95,713
Pennzoil Co. ...................................           2,100         118,650
Schlumberger Ltd. ..............................           1,600         159,800
Tidewater, Inc. ................................           2,400         108,600
                                                                      ----------
                                                                         482,763
                                                                      ----------

Pharmaceuticals (8.1%)
American Home Products Corp. ...................           1,200          70,350
Amgen, Inc. + ..................................           1,800          97,875
Bristol-Myers Squibb Co. .......................             900          97,875
Merck & Co., Inc. ..............................           1,900         150,575
                                                                      ----------
                                                                         416,675
                                                                      ----------

Retail (3.1%)
Safeway, Inc. + ................................           3,800         162,450
                                                                      ----------

Transportation (2.8%)
Burlington Northern Santa Fe Corp. .............           1,700         146,838
                                                                      ----------
Total Common Stocks (cost $4,874,349) ..........                       4,952,006
                                                                      ----------


                                                       Principal      Market
                                                        Amount         Value
                                                       ---------     ---------
SHORT-TERM INVESTMENTS (5.6%)
Federal Home Loan Mortgage Corp.,
  Mortgage-Backed Securities, 5.40%, 01/02/97 ..      $  290,000    $   290,000
                                                                    -----------
Total Short-Term Investments (cost $290,000) ...                        290,000
                                                                    -----------
TOTAL INVESTMENTS
  (cost $5,164,349)(a) .........................                      5,242,006
Other assets less liabilities ..................                        (67,399)
                                                                    -----------
Total Net Assets ...............................                    $ 5,174,607
                                                                    ===========

Notes to Portfolio of Investments


(a) The cost of investments for federal income tax purposes is identical. Unrealized gains and losses, based on identified tax cost at December 31, 1996, are as follows:

Unrealized gains .......................................              $ 171,629
Unrealized losses ......................................                (93,972)
                                                                      =========
  Net unrealized gain ..................................              $  77,657
                                                                      =========
+ Non-income producing security.

Category percentages are based on net assets.

See Notes to Financial Statements.

Aetna Variable Growth Portfolio
Statement of Assets and Liabilities
December 31, 1996
================================================================================


Assets:
Investments, at market value .....................................  $ 5,242,006
Cash .............................................................          428
Receivable for:
  Dividends and interest .........................................        1,396
                                                                    -----------
         Total assets ............................................    5,243,830
                                                                    -----------
Liabilities:
Payable for:
  Dividends to shareholders ......................................        5,865
  Investments purchased ..........................................       61,547
Accrued investment advisory fees .................................        1,449
Accrued administrative service fees ..............................          362
                                                                    -----------
         Total liabilities .......................................       69,223
                                                                    -----------
NET ASSETS .......................................................  $ 5,174,607
                                                                    ===========
Net assets represented by:
Paid-in capital ..................................................  $ 5,100,000
Net unrealized gain on investments ...............................       77,657
Distributions in excess of net investment income .................         (515)
Accumulated net realized loss on investments .....................       (2,535)
                                                                    ===========
NET ASSETS .......................................................  $ 5,174,607
                                                                    ===========

Shares authorized ................................................    Unlimited
Par value ........................................................  $     0.001
Shares outstanding ...............................................      510,000
Net asset value per share (net assets divided
  by shares outstanding) .........................................  $    10.146

Cost of investments ..............................................  $ 5,164,349


See Notes to Financial Statements.

Aetna Variable Growth Portfolio
Statement of Operations
Period from December 13, 1996 to December 31, 1996
================================================================================


Investment Income:
Dividends .........................................................    $  1,396
Interest ..........................................................       5,766
                                                                       --------
         Total investment income ..................................       7,162
                                                                       --------
Expenses:
Investment advisory fees ..........................................       1,449
Administrative services fees ......................................         362
                                                                       --------
         Total expenses ...........................................       1,811
                                                                       --------
Net investment income .............................................       5,351
                                                                       --------
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
  Sale of investments .............................................      (2,535)
                                                                       --------
         Net realized loss on investments .........................      (2,535)
                                                                       --------
Net change in unrealized gain or loss on:
  Investments .....................................................      77,657
                                                                       --------
         Net change in unrealized gain or loss on investments .....      77,657
                                                                       --------
Net realized and change in unrealized gain ........................      75,122
                                                                       --------
Net increase in net assets resulting from operations ..............    $ 80,473
                                                                       ========

See Notes to Financial Statements.

Aetna Variable Growth Portfolio
Statement of Changes in Net Assets
================================================================================

                                                                                                                        Period from
                                                                                                                        December 13,
                                                                                                                          1996 to
                                                                                                                        December 31,
                                                                                                                            1996
                                                                                                                        -----------
Operations:
Net investment income ...............................................................................................   $     5,351
Net realized loss ...................................................................................................        (2,535)
Net change in unrealized gain .......................................................................................        77,657
                                                                                                                        -----------
  Net increase in net assets resulting from operations ..............................................................        80,473
                                                                                                                        -----------
Distributions to Shareholders:
From net investment income ..........................................................................................        (5,866)
                                                                                                                        -----------
  Decrease in net assets from distributions to shareholders .........................................................        (5,866)
                                                                                                                        -----------
Share Transactions:
Proceeds from shares sold ...........................................................................................     5,100,000
                                                                                                                        -----------
  Net increase in net assets from share transactions ................................................................     5,100,000
                                                                                                                        -----------
Change in net assets ................................................................................................     5,174,607
Net Assets:
Beginning of period .................................................................................................          --
                                                                                                                        -----------
End of period .......................................................................................................   $ 5,174,607
                                                                                                                        ===========

End of period net assets include distributions in excess of net investment income ...................................   $      (515)
                                                                                                                        ===========
Share Transactions:
Number of shares sold ...............................................................................................       510,000
                                                                                                                        -----------
  Net increase ......................................................................................................       510,000
                                                                                                                        ===========

See Notes to Financial Statements.

Aetna Variable Growth Portfolio
Notes to Financial Statements - December 31, 1996
================================================================================

1. Summary of Significant Accounting Policies

Aetna  Variable  Portfolios,  Inc.  (Fund) is  registered  under the  Investment
Company Act of 1940 as an open-end management investment company. It was incorporated under the laws of Maryland on June 4, 1996. The Articles of Incorporation permit the Fund to offer separate portfolios (Portfolios) each of which has its own investment objective, policies and restrictions.

The Fund offers four Portfolios, one of which, Aetna Variable Growth Portfolio (Portfolio), is described in this report.

The Portfolio seeks growth of capital through investment in a diversified portfolio of common stocks and securities convertible into common stocks believed to offer growth potential.

Shares of the Portfolio are owned by insurance companies as depositors of separate accounts which are used to fund variable annuity contracts and variable life insurance policies. Currently, all shares are held by separate accounts of Aetna Life Insurance and Annuity Company (ALIAC) and its subsidiary, Aetna Insurance Company of America.

ALIAC serves as the Investment Adviser and principal underwriter to the Portfolio. It is an indirect wholly-owned subsidiary of Aetna Retirements Services, Inc. which in turn is a wholly-owned subsidiary of Aetna Inc.

The accompanying financial statements of the Portfolio have been prepared in accordance with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Portfolio.

A. Valuation of Investments

Investments are stated at market values based upon closing sales prices as reported on national securities exchanges or, for over-the-counter securities, at the mean of the bid and asked prices. Short-term investments maturing in more than sixty days for which market quotations are readily available are valued at current market value. Short-term investments maturing in less than sixty days are valued at amortized cost which when combined with accrued interest approximates market. Securities for which market quotations are not considered to be readily available are valued in good faith using methods approved by the Board of Directors.

 B. Federal Income Taxes

As a qualified regulated investment company, the Portfolio is relieved of federal income and excise taxes by distributing its net taxable investment income and capital gains, if any, in compliance with the applicable provisions of the Internal Revenue Code.

C. Distributions

The Portfolio distributes all net investment income and net capital gains, if any, to its shareholders annually. Distributions from net investment income are based on taxable net income. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatment for deferred losses on wash sales.

D. Other

Investment transactions are accounted for on the day following trade date, except same day settlements which are accounted for on the trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective security using a yield-to-maturity method. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on an identified cost basis.

Aetna Variable Growth Portfolio
Notes to Financial Statements - December 31, 1996 (continued)
================================================================================

2.  Investment Advisory and Administrative Services Fees

The Portfolio pays the Investment Adviser a monthly fee at an annual rate of 0.60% of its average daily net assets.

Under an Administrative Services Agreement (Agreement), ALIAC provides all administrative services necessary for the Portfolio's operations and is responsible for the supervision of the Portfolio's other service providers. ALIAC also assumes all ordinary, recurring costs of the Portfolio, such as custodian fees, director's fees, transfer agent costs and accounting expenses. For these services, ALIAC receives an annual fee, payable monthly, at a rate of 0.15% of the Portfolio's average daily net assets.

Under a Subadvisory Agreement, the Fund and ALIAC have engaged Aeltus Investment Management, Inc. (Aeltus) to act as subadviser to the Portfolio. Under the terms of the subadvisory agreement, Aeltus will supervise the investment and reinvestment of cash and securities and provide certain related administrative services to the Portfolio in exchange for a fee (payable by ALIAC) of 0.375% of the Portfolio's average daily net assets. For the period ended December 31, 1996, ALIAC paid Aeltus $906 in accordance with the terms of the Subadvisory Agreement.

3. Purchases and Sales of Investment Securities

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the period from December 13, 1996 (commencement of operations) to December 31, 1996 were $4,974,586 and $97,701, respectively.

4. Capital Loss Carryforward

At December 31, 1996, for federal income tax purposes, the Portfolio had approximately $2,500 in capital loss carryforwards, expiring in the year 2004, available to offset future net capital gains.

Aetna Variable Growth Portfolio
Financial Highlights
================================================================================
Selected data for a fund share outstanding throughout the period:


                                                                 Period From
                                                              December 13, 1996
                                                               to December 31,
                                                                     1996
                                                              -----------------

Net asset value per share, beginning of period ...............     $    10.000
                                                                   -----------
Income from investment operations:
  Net investment income ......................................           0.011
  Net realized and unrealized gain ...........................           0.147
                                                                   -----------
        Total from investment operations .....................           0.158
                                                                   -----------
Less distributions:
  From net investment income .................................          (0.012)
                                                                   -----------
        Total distributions ..................................          (0.012)
                                                                   -----------
Net asset value per share, end of period .....................     $    10.146
                                                                   ===========

Total return* ................................................            1.57%
Net assets, end of period (000's) ............................     $     5,175
Ratio of total expenses to average net assets** ..............            0.67%
Ratio of net investment income to average net assets** .......            1.99%
Portfolio turnover rate ......................................            1.97%
Average commission rate paid per share .......................     $    0.0364


* The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies
**   Annualized.


See Notes to Financial Statements.

                          Independent Auditors' Report



The Shareholder and Board of Directors
Aetna Variable Portfolios, Inc.:

We have audited the accompanying statement of assets and liabilities of Aetna Variable Growth Portfolio (the Fund), a series of Aetna Variable Portfolios, Inc., including the portfolio of investments, as of December 31, 1996, and the related statements of operations, changes in net assets and financial highlights for the period from December 13, 1996 (date of commencement of operations) to December 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Aetna Variable Growth Portfolio, as of December 31, 1996, the results of its operations, changes in its net assets and financial highlights for the period from December 13, 1996 to December 31, 1996 in conformity with generally accepted accounting principles.


                                                KPMG Peat Marwick LLP


Hartford, Connecticut
February 14, 1997
                                       8